Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Concentration risk benchmark description	During the six month periods ended June 30, 2021 and 2020, charterers that individually accounted for more than 10% of the Partnership’s revenues
Percentage of time charter revenue	100.00%	100.00%
Revenue Benchmark [Member]
Percentage of time charter revenue	10.00%